Shareholder Report		2 Months Ended	6 Months Ended	7 Months Ended
		Mar. 12, 2026	Jun. 30, 2026 USD ($) Holding	Aug. 14, 2026
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			iM Global Partner Funds
Entity Central Index Key			0001020425
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2026
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000255834
Shareholder Report [Line Items]
Fund Name			iMGP APA Enhanced Income Municipal Fund
Class Name			Institutional
Trading Symbol			APAMX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[1]		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 1.91% in the six-month period, beating out the 1.39% gain for the Bloomberg 1-15 Yr Municipal Bond Index.

  Municipal bonds finished the first half of 2026 in positive territory despite elevated issuance, geopolitical volatility, and shifting Federal Reserve expectations. Positive returns across major muni indices reflected the market's continued resilience throughout June.

  The Fund ended the period with a yield to worst of 4.8% and an effective duration of 4.0 years.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Bloomberg 1-15 Year Municipal Bond Index	Morningstar Muni National Intermediate Category
12/16/2024	$10,000	$10,000	$10,000
12/31/2024	$10,003	$9,925	$9,936
1/31/2025	$10,040	$9,993	$9,982
2/28/2025	$10,156	$10,091	$10,079
3/31/2025	$9,986	$9,964	$9,928
4/30/2025	$9,983	$9,902	$9,882
5/31/2025	$9,959	$9,958	$9,884
6/30/2025	$10,034	$10,034	$9,956
7/31/2025	$9,991	$10,059	$9,935
8/31/2025	$10,097	$10,143	$10,016
9/30/2025	$10,326	$10,294	$10,216
10/31/2025	$10,429	$10,383	$10,319
11/30/2025	$10,467	$10,411	$10,346
12/31/2025	$10,498	$10,439	$10,366
1/31/2026	$10,575	$10,550	$10,452
2/28/2026	$10,696	$10,657	$10,573
3/31/2026	$10,490	$10,411	$10,353
4/30/2026	$10,591	$10,494	$10,456
5/31/2026	$10,635	$10,521	$10,499
6/30/2026	$10,699	$10,585	$10,569

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 12/16/2024
Institutional	6.63%	4.48%
Bloomberg 1-15 Year Municipal Bond Index	5.49%	3.77%
Morningstar Muni National Intermediate Category	6.16%	3.67%

Performance Inception Date			Dec. 16, 2024
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 18,090,335
Holdings Count | Holding			75
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			89.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$18,090,335
# of Fund Holdings	75
Fund Turnover Rate	89%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 States

Table Summary
California	13.9%
Texas	10.8%
New Jersey	8.1%
New York	7.4%
Florida	7.4%
Colorado	5.1%
Ohio	4.6%
Massachusetts	4.4%
Georgia	4.0%
Oklahoma	3.9%

Credit Rating

Table Summary
Value	Value
AAA	9.5%
AA	42.5%
A	34.4%
BBB	10.2%
Not Rated	3.4%

Maturity

Table Summary
Value	Value
Other assets less liabilities	-0.7%
Greater than 10 Years	77.2%
5 to 10 Years	18.6%
3 to 5 Years	2.6%
1 to 3 Years	0.9%
Less than 1 Year	1.4%

Material Fund Change [Text Block]
C000229356
Shareholder Report [Line Items]
Fund Name			iMGP Dolan McEniry Core Plus Fund
Class Name			Institutional
Trading Symbol			IDMIX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP Dolan McEniry Core Plus Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Material Fund Change Notice [Text Block]			THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 31
Expense Ratio, Percent	[2]		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 0.80% in the six-month period, outperforming the 0.62% gain of the Bloomberg US Aggregate Bond Index.

  As of June, the Fund had a YTM of approximately 5.2%, higher than the Agg's 4.7%. Duration ended June at approximately 3.8, shorter than the Agg's duration of 5.9 years.

  The Fund’s outperformance was driven by the relative allocation and outperformance in the corporate investment grade and high yield sectors.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index	Morningstar Corporate Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958	$9,872
11/30/2018	$9,950	$9,980	$9,966	$9,845
12/31/2018	$9,923	$10,164	$10,075	$9,957
1/31/2019	$10,156	$10,271	$10,236	$10,188
2/28/2019	$10,244	$10,266	$10,271	$10,221
3/31/2019	$10,418	$10,463	$10,433	$10,456
4/30/2019	$10,480	$10,465	$10,478	$10,519
5/31/2019	$10,539	$10,651	$10,588	$10,626
6/30/2019	$10,689	$10,785	$10,745	$10,855
7/31/2019	$10,738	$10,809	$10,767	$10,909
8/31/2019	$10,898	$11,089	$10,953	$11,169
9/30/2019	$10,901	$11,030	$10,927	$11,120
10/31/2019	$10,987	$11,063	$10,991	$11,184
11/30/2019	$10,989	$11,057	$10,992	$11,209
12/31/2019	$11,039	$11,049	$11,034	$11,254
1/31/2020	$11,176	$11,262	$11,193	$11,476
2/29/2020	$11,218	$11,465	$11,307	$11,569
3/31/2020	$10,426	$11,397	$10,775	$10,718
4/30/2020	$10,829	$11,600	$11,146	$11,252
5/31/2020	$11,056	$11,654	$11,332	$11,477
6/30/2020	$11,228	$11,727	$11,494	$11,706
7/31/2020	$11,441	$11,903	$11,653	$12,040
8/31/2020	$11,460	$11,806	$11,652	$11,951
9/30/2020	$11,434	$11,800	$11,636	$11,916
10/31/2020	$11,419	$11,747	$11,637	$11,898
11/30/2020	$11,573	$11,863	$11,761	$12,219
12/31/2020	$11,646	$11,879	$11,816	$12,298
1/31/2021	$11,628	$11,794	$11,776	$12,177
2/28/2021	$11,554	$11,623	$11,680	$11,997
3/31/2021	$11,482	$11,478	$11,571	$11,834
4/30/2021	$11,568	$11,569	$11,651	$11,957
5/31/2021	$11,591	$11,607	$11,713	$12,027
6/30/2021	$11,635	$11,688	$11,752	$12,206
7/31/2021	$11,690	$11,819	$11,841	$12,350
8/31/2021	$11,692	$11,797	$11,822	$12,323
9/30/2021	$11,641	$11,694	$11,760	$12,204
10/31/2021	$11,570	$11,691	$11,696	$12,208
11/30/2021	$11,510	$11,726	$11,683	$12,191
12/31/2021	$11,546	$11,696	$11,695	$12,205
1/31/2022	$11,312	$11,444	$11,484	$11,843
2/28/2022	$11,223	$11,316	$11,368	$11,620
3/31/2022	$11,022	$11,002	$11,102	$11,339
4/30/2022	$10,747	$10,584	$10,800	$10,767
5/31/2022	$10,820	$10,652	$10,894	$10,836
6/30/2022	$10,500	$10,485	$10,699	$10,514
7/31/2022	$10,849	$10,742	$10,934	$10,861
8/31/2022	$10,648	$10,438	$10,714	$10,554
9/30/2022	$10,328	$9,987	$10,370	$10,021
10/31/2022	$10,382	$9,858	$10,327	$9,945
11/30/2022	$10,614	$10,220	$10,639	$10,412
12/31/2022	$10,614	$10,174	$10,631	$10,355
1/31/2023	$10,840	$10,487	$10,882	$10,781
2/28/2023	$10,636	$10,216	$10,674	$10,461
3/31/2023	$10,776	$10,476	$10,894	$10,719
4/30/2023	$10,851	$10,539	$10,975	$10,794
5/31/2023	$10,808	$10,424	$10,893	$10,651
6/30/2023	$10,833	$10,387	$10,865	$10,688
7/31/2023	$10,905	$10,380	$10,923	$10,739
8/31/2023	$10,920	$10,314	$10,908	$10,665
9/30/2023	$10,765	$10,051	$10,765	$10,400
10/31/2023	$10,666	$9,893	$10,690	$10,212
11/30/2023	$11,096	$10,341	$11,066	$10,778
12/31/2023	$11,397	$10,737	$11,368	$11,209
1/31/2024	$11,416	$10,707	$11,390	$11,215
2/29/2024	$11,327	$10,556	$11,289	$11,067
3/31/2024	$11,448	$10,653	$11,390	$11,206
4/30/2024	$11,290	$10,384	$11,238	$10,946
5/31/2024	$11,412	$10,560	$11,393	$11,143
6/30/2024	$11,524	$10,660	$11,473	$11,222
7/31/2024	$11,682	$10,909	$11,700	$11,480
8/31/2024	$11,829	$11,066	$11,849	$11,654
9/30/2024	$11,968	$11,214	$11,999	$11,842
10/31/2024	$11,810	$10,936	$11,813	$11,581
11/30/2024	$11,927	$11,052	$11,911	$11,725
12/31/2024	$11,838	$10,871	$11,824	$11,536
1/31/2025	$11,906	$10,929	$11,898	$11,608
2/28/2025	$12,035	$11,169	$12,062	$11,829
3/31/2025	$12,030	$11,173	$12,098	$11,799
4/30/2025	$12,087	$11,217	$12,177	$11,799
5/31/2025	$12,157	$11,137	$12,192	$11,806
6/30/2025	$12,350	$11,308	$12,350	$12,022
7/31/2025	$12,347	$11,278	$12,362	$12,034
8/31/2025	$12,455	$11,413	$12,509	$12,160
9/30/2025	$12,538	$11,538	$12,595	$12,320
10/31/2025	$12,583	$11,610	$12,645	$12,366
11/30/2025	$12,667	$11,682	$12,732	$12,447
12/31/2025	$12,713	$11,665	$12,755	$12,417
1/31/2026	$12,721	$11,677	$12,782	$12,454
2/28/2026	$12,806	$11,868	$12,911	$12,601
3/31/2026	$12,636	$11,659	$12,733	$12,350
4/30/2026	$12,722	$11,672	$12,790	$12,424
5/31/2026	$12,782	$11,708	$12,831	$12,506
6/30/2026	$12,816	$11,737	$12,849	$12,528

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	3.77%	1.95%	3.25%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	2.09%
Bloomberg US Interm Credit Index	4.03%	1.80%	3.29%
Morningstar Corporate Bond Category	4.21%	0.52%	2.95%

Performance Inception Date			Sep. 28, 2018
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Mar. 12, 2026
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 523,700,523
Holdings Count | Holding			60
Advisory Fees Paid, Amount			$ 942,810
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$523,700,523
# of Fund Holdings	60
Fund Turnover Rate	32%
Total Advisory Fees Paid	$942,810

Holdings [Text Block]

Sector Weighting

Table Summary
Consumer, Non-cyclical	21.1%
Industrial	17.3%
Technology	15.9%
Consumer, Cyclical	13.3%
Communications	12.1%
Financial	9.8%
Government	5.2%
Basic Materials	4.0%
Cash & Other Short-Term Investments	1.3%

Credit Rating

Table Summary
Value	Value
AAA	1.8%
A	5.7%
BBB	72.3%
BB	17.8%
B	2.4%

Maturity

Table Summary
Value	Value
Other assets less liabilities	1.3%
5 to 10 Years	48.4%
3 to 5 Years	24.2%
1 to 3 Years	24.7%
Less than 1 Year	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

Effective March 12, 2026, the name of the Fund changed to the iMGP Dolan McEniry Core Plus Fund.

The Fund’s investment objective and its principal investment strategies remained the same.

Material Fund Change Name [Text Block]			Effective March 12, 2026, the name of the Fund changed to the iMGP Dolan McEniry Core Plus Fund.
Material Fund Change Strategies [Text Block]			The Fund’s investment objective and its principal investment strategies remained the same.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

C000183970
Shareholder Report [Line Items]
Fund Name			iMGP Low Duration Income Fund
Class Name			Institutional
Trading Symbol			MAHIX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP Low Duration Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 50
Expense Ratio, Percent	[3]		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 2.42% in the first half of the year. Performance was solid compared to the 0.82% return of Bloomberg US Aggregate 1-3 Year Index.

  All three sub-advisors posted solid returns. Both fixed income managers outpaced the Fund's index, while Neuberger Berman had very strong returns that were in-excess of CBOE Putwrite indexes they are benchmarked against.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Aggregate 1-3 Year Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,869	$9,921	$10,011	$9,941
11/30/2018	$9,901	$9,980	$10,040	$9,900
12/31/2018	$9,692	$10,164	$10,118	$9,833
1/31/2019	$9,960	$10,271	$10,158	$10,009
2/28/2019	$10,014	$10,266	$10,174	$10,075
3/31/2019	$10,092	$10,463	$10,241	$10,110
4/30/2019	$10,172	$10,465	$10,264	$10,188
5/31/2019	$10,125	$10,651	$10,336	$10,164
6/30/2019	$10,245	$10,785	$10,393	$10,266
7/31/2019	$10,296	$10,809	$10,390	$10,310
8/31/2019	$10,288	$11,089	$10,471	$10,283
9/30/2019	$10,355	$11,030	$10,467	$10,317
10/31/2019	$10,382	$11,063	$10,502	$10,346
11/30/2019	$10,416	$11,057	$10,502	$10,374
12/31/2019	$10,504	$11,049	$10,527	$10,494
1/31/2020	$10,562	$11,262	$10,586	$10,519
2/29/2020	$10,306	$11,465	$10,672	$10,450
3/31/2020	$9,055	$11,397	$10,715	$9,694
4/30/2020	$9,484	$11,600	$10,774	$9,884
5/31/2020	$9,774	$11,654	$10,794	$10,093
6/30/2020	$9,973	$11,727	$10,809	$10,223
7/31/2020	$10,204	$11,903	$10,825	$10,411
8/31/2020	$10,399	$11,806	$10,827	$10,483
9/30/2020	$10,418	$11,800	$10,826	$10,455
10/31/2020	$10,370	$11,747	$10,826	$10,472
11/30/2020	$10,910	$11,863	$10,837	$10,701
12/31/2020	$11,094	$11,879	$10,851	$10,839
1/31/2021	$11,147	$11,794	$10,855	$10,868
2/28/2021	$11,259	$11,623	$10,848	$10,890
3/31/2021	$11,330	$11,478	$10,843	$10,886
4/30/2021	$11,427	$11,569	$10,851	$10,958
5/31/2021	$11,488	$11,607	$10,864	$10,996
6/30/2021	$11,576	$11,688	$10,848	$11,035
7/31/2021	$11,619	$11,819	$10,867	$11,033
8/31/2021	$11,671	$11,797	$10,867	$11,064
9/30/2021	$11,682	$11,694	$10,858	$11,028
10/31/2021	$11,727	$11,691	$10,823	$11,018
11/30/2021	$11,700	$11,726	$10,813	$10,945
12/31/2021	$11,806	$11,696	$10,797	$11,004
1/31/2022	$11,634	$11,444	$10,720	$10,906
2/28/2022	$11,545	$11,316	$10,672	$10,800
3/31/2022	$11,519	$11,002	$10,527	$10,723
4/30/2022	$11,308	$10,584	$10,468	$10,574
5/31/2022	$11,207	$10,652	$10,533	$10,532
6/30/2022	$10,879	$10,485	$10,460	$10,268
7/31/2022	$11,173	$10,742	$10,515	$10,436
8/31/2022	$11,094	$10,438	$10,431	$10,370
9/30/2022	$10,734	$9,987	$10,303	$10,127
10/31/2022	$10,788	$9,858	$10,289	$10,141
11/30/2022	$10,997	$10,220	$10,375	$10,318
12/31/2022	$10,997	$10,174	$10,395	$10,302
1/31/2023	$11,342	$10,487	$10,480	$10,526
2/28/2023	$11,318	$10,216	$10,402	$10,439
3/31/2023	$11,349	$10,476	$10,552	$10,460
4/30/2023	$11,456	$10,539	$10,588	$10,505
5/31/2023	$11,484	$10,424	$10,557	$10,473
6/30/2023	$11,588	$10,387	$10,514	$10,556
7/31/2023	$11,726	$10,380	$10,559	$10,657
8/31/2023	$11,820	$10,314	$10,598	$10,643
9/30/2023	$11,765	$10,051	$10,592	$10,572
10/31/2023	$11,733	$9,893	$10,626	$10,516
11/30/2023	$12,038	$10,341	$10,749	$10,770
12/31/2023	$12,352	$10,737	$10,878	$11,004
1/31/2024	$12,427	$10,707	$10,922	$11,050
2/29/2024	$12,485	$10,556	$10,884	$11,084
3/31/2024	$12,631	$10,653	$10,928	$11,198
4/30/2024	$12,616	$10,384	$10,891	$11,147
5/31/2024	$12,776	$10,560	$10,970	$11,259
6/30/2024	$12,876	$10,660	$11,032	$11,300
7/31/2024	$13,022	$10,909	$11,162	$11,442
8/31/2024	$13,155	$11,066	$11,264	$11,537
9/30/2024	$13,302	$11,214	$11,358	$11,641
10/31/2024	$13,284	$10,936	$11,292	$11,586
11/30/2024	$13,441	$11,052	$11,331	$11,696
12/31/2024	$13,444	$10,871	$11,356	$11,658
1/31/2025	$13,555	$10,929	$11,407	$11,775
2/28/2025	$13,664	$11,169	$11,488	$11,853
3/31/2025	$13,616	$11,173	$11,541	$11,803
4/30/2025	$13,574	$11,217	$11,627	$11,760
5/31/2025	$13,690	$11,137	$11,613	$11,861
6/30/2025	$13,902	$11,308	$11,687	$12,001
7/31/2025	$13,930	$11,278	$11,686	$12,035
8/31/2025	$14,070	$11,413	$11,789	$12,143
9/30/2025	$14,198	$11,538	$11,828	$12,218
10/31/2025	$14,258	$11,610	$11,869	$12,246
11/30/2025	$14,381	$11,682	$11,924	$12,292
12/31/2025	$14,435	$11,665	$11,968	$12,319
1/31/2026	$14,505	$11,677	$11,995	$12,397
2/28/2026	$14,536	$11,868	$12,058	$12,389
3/31/2026	$14,427	$11,659	$12,006	$12,232
4/30/2026	$14,648	$11,672	$12,035	$12,392
5/31/2026	$14,724	$11,708	$12,055	$12,426
6/30/2026	$14,784	$11,737	$12,065	$12,425

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	6.34%	5.01%	5.17%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	2.09%
Bloomberg US Aggregate 1-3 Year Index	3.23%	2.15%	2.45%
Morningstar Nontraditional Bond Category	3.53%	2.40%	2.84%

Performance Inception Date			Sep. 28, 2018
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 254,711,753
Holdings Count | Holding			866
Advisory Fees Paid, Amount			$ 827,770
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$254,711,753
# of Fund Holdings	866
Fund Turnover Rate	29%
Total Advisory Fees Paid	$827,770

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Bonds	42.8%
Bank Loans	18.7%
Asset-Backed Securities	14.8%
Mortgage-Backed Securities	13.1%
Short-Term Investments	11.6%
Government Securities & Agency Issue	5.4%
Other	-6.4%

Credit Rating

Table Summary
Value	Value
AAA	6.0%
AA	5.0%
A	10.2%
BBB	25.4%
BB	24.3%
B	17.7%
Below B	1.5%
Not Rated	9.9%

Maturity

Table Summary
Value	Value
Other assets less liabilities	4.3%
Greater than 10 Years	32.3%
5 to 10 Years	23.6%
3 to 5 Years	18.5%
1 to 3 Years	14.8%
Less than 1 Year	6.5%

Material Fund Change [Text Block]
C000218348
Shareholder Report [Line Items]
Fund Name			iMGP Small Company Fund
Class Name			Institutional
Trading Symbol			PFSVX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$63	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 63
Expense Ratio, Percent	[4]		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  Over the trailing six months, the Fund was up 15.55% compared to the 22.57% gain for the Russell 2000 Index.

  Relative performance was hurt the most by security selection in the technology sector.

  The Fund remains overweight to industrial stocks and underweight to health care stocks.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2000 Index	Morningstar US Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,793	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,509
12/31/2024	$18,780	$15,982	$17,130
1/31/2025	$19,435	$16,401	$17,642
2/28/2025	$18,150	$15,524	$16,767
3/31/2025	$16,684	$14,467	$15,748
4/30/2025	$15,913	$14,133	$15,298
5/31/2025	$16,672	$14,887	$16,101
6/30/2025	$17,494	$15,696	$16,798
7/31/2025	$17,970	$15,969	$17,007
8/31/2025	$18,870	$17,110	$18,052
9/30/2025	$18,535	$17,642	$18,182
10/31/2025	$18,471	$17,961	$18,075
11/30/2025	$18,767	$18,134	$18,445
12/31/2025	$18,782	$18,029	$18,445
1/31/2026	$19,479	$18,993	$19,354
2/28/2026	$19,653	$19,146	$19,744
3/31/2026	$18,273	$18,188	$18,727
4/30/2026	$19,773	$20,409	$20,671
5/31/2026	$19,988	$21,301	$21,124
6/30/2026	$21,702	$22,097	$22,401

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 7/31/2020
Institutional	24.05%	7.97%	13.99%
Russell 2000 Index	40.78%	6.98%	14.35%
Morningstar US Small Blend Category	33.35%	7.71%	14.61%

Performance Inception Date			Jul. 31, 2020
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 54,784,180
Holdings Count | Holding			67
Advisory Fees Paid, Amount			$ 161,282
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$54,784,180
# of Fund Holdings	67
Fund Turnover Rate	18%
Total Advisory Fees Paid	$161,282

Holdings [Text Block]

Region Weighting

Table Summary
Value	Value
North America	98.4%
Cash & Other Short-Term Investments	1.6%

Sector Weighting

Table Summary
Value	Value
Cash & Other Short-Term Investments	1.6%
Energy	1.0%
Real Estate	4.0%
Consumer Discretionary	6.8%
Health Care	7.6%
Materials	12.5%
Financials	13.8%
Information Technology	21.0%
Industrials	31.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Perimeter Solutions, Inc.	4.2%
Onto Innovation, Inc.	2.9%
RBC Bearings, Inc.	2.7%
Landbridge Co. LLC, Class A	2.7%
Ingevity Corp.	2.5%
Valmont Industries, Inc.	2.4%
Novanta, Inc.	2.4%
Casella Waste Systems, Inc., Class A	2.4%
Hayward Holdings, Inc.	2.4%
Timken Co.	2.3%

Material Fund Change [Text Block]
C000247047
Shareholder Report [Line Items]
Fund Name			Polen Capital China Growth ETF
Trading Symbol			PCCE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Material Fund Change Notice [Text Block]			THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital China Growth ETF	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[5]		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF slightly underperformed over the trailing six months with a loss of 5.40% (NAV) compared to a loss of 5.05% for the MSCI China All Shares Index.

  The ETF had strong performance within materials and technology sectors.

  Relative returns were hampered by performance in the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069
1/31/2025	$11,110	$11,530	$11,164
2/28/2025	$12,071	$12,460	$11,971
3/31/2025	$12,271	$12,633	$12,049
4/30/2025	$12,042	$12,147	$11,575
5/31/2025	$12,601	$12,480	$11,942
6/30/2025	$12,981	$12,927	$12,499
7/31/2025	$13,242	$13,525	$13,019
8/31/2025	$13,955	$14,497	$14,151
9/30/2025	$14,747	$15,572	$15,149
10/31/2025	$14,067	$15,195	$14,757
11/30/2025	$13,696	$14,829	$14,341
12/31/2025	$13,645	$14,913	$14,430
1/31/2026	$14,245	$15,528	$15,229
2/28/2026	$13,511	$15,078	$15,123
3/31/2026	$12,460	$13,941	$13,992
4/30/2026	$13,251	$14,751	$15,212
5/31/2026	$13,377	$14,613	$15,423
6/30/2026	$12,908	$14,160	$15,352

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 3/14/2024
ETF	(0.56%)	11.76%
MSCI China All Shares Index	9.54%	16.37%
Morningstar China Region Category	22.82%	20.54%

Performance Inception Date			Mar. 14, 2024
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date				Aug. 14, 2026
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 1,548,391
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 8,006
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$1,548,391
# of Fund Holdings	38
Fund Turnover Rate	17%
Total Advisory Fees Paid	$8,006

Holdings [Text Block]

Region Weighting

Table Summary
Value	Value
Asia	93.6%
North America	1.1%
Cash & Other Short-Term Investments	5.3%

Sector Weighting

Table Summary
Value	Value
Cash & Other Short-Term Investments	5.3%
Consumer Staples	3.3%
Materials	6.9%
Real Estate	7.0%
Health Care	9.3%
Information Technology	11.8%
Industrials	12.0%
Consumer Discretionary	12.6%
Financials	13.8%
Communication Services	18.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Tencent Holdings Ltd.	9.6%
Shandong Sinocera Functional Material Co. Ltd., Class A	6.9%
Contemporary Amperex Technology Co. Ltd., Class A	6.7%
Hong Kong Exchanges & Clearing Ltd.	6.3%
Montage Technology Co. Ltd., Class H	5.7%
Alibaba Group Holding Ltd.	5.0%
AIA Group Ltd.	4.1%
NetEase, Inc.	3.5%
Ping An Insurance Group Co. of China Ltd., Class H	3.4%
Baidu, Inc., Class A	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

At the recommendation of the iM Global Partner, the Trust’s investment adviser, the Board of Trustees of the Trust has approved the liquidation of the Fund. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through August 14, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

C000247050
Shareholder Report [Line Items]
Fund Name			Polen Capital International Growth ETF
Trading Symbol			PCIG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Material Fund Change Notice [Text Block]			THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital International Growth ETF	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[6]		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF fell 4.35% (NAV) in the first half of 2026, trailing the MSCI ACWI ex. US Index return of 13.68%.

  Security selection in the technology and financials sectors had the largest negative impact on relative returns.

  The ETF remains heavily invested within the technology sector (44.2% weight).

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876
1/31/2025	$9,837	$10,551	$10,386
2/28/2025	$9,723	$10,698	$10,457
3/31/2025	$9,197	$10,674	$10,146
4/30/2025	$9,373	$11,059	$10,571
5/31/2025	$9,724	$11,566	$11,116
6/30/2025	$9,879	$11,958	$11,459
7/31/2025	$9,439	$11,924	$11,138
8/31/2025	$9,297	$12,337	$11,394
9/30/2025	$9,416	$12,782	$11,704
10/31/2025	$9,579	$13,040	$11,808
11/30/2025	$9,132	$13,037	$11,614
12/31/2025	$9,203	$13,428	$11,786
1/31/2026	$9,300	$14,231	$12,235
2/28/2026	$8,888	$14,945	$12,532
3/31/2026	$7,912	$13,333	$11,312
4/30/2026	$8,386	$14,620	$12,269
5/31/2026	$8,598	$15,356	$12,736
6/30/2026	$8,802	$15,265	$12,944

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 3/14/2024
ETF	(10.90%)	(5.40%)
MSCI ACWI Ex USA Index	27.66%	20.25%
Morningstar Foreign Large Growth Category	12.96%	11.90%

Performance Inception Date			Mar. 14, 2024
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date				Aug. 14, 2026
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 27,940,087
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 112,962
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$27,940,087
# of Fund Holdings	29
Fund Turnover Rate	41%
Total Advisory Fees Paid	$112,962

Holdings [Text Block]

Region Weighting

Table Summary
Value	Value
Europe	37.2%
Asia	30.1%
North America	22.4%
South America	8.1%
Cash & Other Short-Term Investments	2.2%

Sector Weighting

Table Summary
Value	Value
Cash & Other Short-Term Investments	2.2%
Health Care	8.2%
Consumer Discretionary	8.6%
Communication Services	9.8%
Industrials	12.5%
Financials	14.6%
Information Technology	44.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ASML Holding NV	8.1%
MercadoLibre, Inc.	6.0%
Tokyo Electron Ltd.	6.0%
Schneider Electric SE	5.8%
Spotify Technology SA	5.7%
Shopify, Inc., Class A	5.2%
Lonza Group AG	4.9%
ASM International NV	4.6%
Tencent Holdings Ltd.	4.2%
Disco Corp.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

At the recommendation of the iM Global Partner, the Trust’s investment adviser, the Board of Trustees of the Trust has approved the liquidation of the Fund. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through August 14, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

C000243085
Shareholder Report [Line Items]
Fund Name			iMGP Berkshire Dividend Growth ETF
Trading Symbol			BDVG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP Berkshire Dividend Growth ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[7]		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF gained 12.16% at NAV in the first half of the year, outpacing the 10.33% return for the Russell 1000 Index.

  The ETF trailed the 16.26% return of a narrower large cap value index (Russell 1000 Value) over the last six months.

  Relative to its primary benchmark, the strategy benefited from security selection within technology, financials, and materials sectors.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF	Russell 1000 Index	Morningstar US Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,647	$13,663	$12,308	$12,232
1/31/2025	$12,079	$14,098	$12,793	$12,798
2/28/2025	$12,302	$13,851	$12,861	$12,850
3/31/2025	$11,992	$13,050	$12,493	$12,493
4/30/2025	$11,647	$12,972	$12,103	$12,113
5/31/2025	$12,001	$13,800	$12,539	$12,538
6/30/2025	$12,365	$14,499	$12,999	$12,967
7/31/2025	$12,580	$14,821	$13,060	$13,041
8/31/2025	$12,971	$15,133	$13,526	$13,457
9/30/2025	$13,165	$15,658	$13,716	$13,658
10/31/2025	$13,149	$15,995	$13,692	$13,718
11/30/2025	$13,282	$16,034	$14,030	$14,082
12/31/2025	$13,292	$16,035	$14,150	$14,178
1/31/2026	$13,674	$16,256	$14,680	$14,825
2/28/2026	$14,287	$16,169	$15,059	$15,209
3/31/2026	$13,630	$15,365	$14,363	$14,476
4/30/2026	$14,208	$16,918	$15,257	$15,656
5/31/2026	$14,957	$17,781	$15,552	$16,117
6/30/2026	$14,914	$17,690	$15,745	$16,479

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 6/29/2023
ETF	20.45%	14.19%
Russell 1000 Index	22.01%	20.92%
Morningstar US Large Value Category	21.13%	16.32%
Russell 1000 Value Index	27.09%	18.09%

Performance Inception Date			Jun. 29, 2023
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 13,536,176
Holdings Count | Holding			40
Advisory Fees Paid, Amount			$ 25,388
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$13,536,176
# of Fund Holdings	40
Fund Turnover Rate	14%
Total Advisory Fees Paid	$25,388

Holdings [Text Block]

Region Weighting

Table Summary
Value	Value
North America	91.4%
Europe	3.9%
Cash & Other Short-Term Investments	4.7%

Sector Weighting

Table Summary
Value	Value
Cash & Other Short-Term Investments	4.7%
Real Estate	1.2%
Utilities	2.6%
Materials	4.4%
Consumer Discretionary	5.2%
Energy	8.1%
Health Care	9.2%
Consumer Staples	9.3%
Industrials	16.6%
Financials	16.9%
Information Technology	21.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Dell Technologies, Inc., Class C	5.4%
Cisco Systems, Inc.	4.7%
Nucor Corp.	4.4%
JPMorgan Chase & Co.	4.3%
AbbVie, Inc.	4.1%
Apple, Inc.	4.0%
Chevron Corp.	3.6%
Bank of America Corp.	3.4%
Norfolk Southern Corp.	3.0%
QUALCOMM, Inc.	2.8%

Material Fund Change [Text Block]
C000229357
Shareholder Report [Line Items]
Fund Name			iMGP DBi Managed Futures Strategy ETF
Trading Symbol			DBMF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP DBi Managed Futures Strategy ETF	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[8]		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF was up 10.11% (NAV) for the first half of the year--outperforming the 9.40% return of the SG CTA Index.

  Performance in the first quarter was driven primarily by strength in commodities and equities, while currencies and rates detracted.

  Second quarter performance was driven primarily by strength in equities and currencies, while commodities detracted and rates were largely flat.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,238	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,294
7/31/2021	$12,624	$11,262	$11,053	$11,326
8/31/2021	$12,432	$11,240	$11,005	$11,293
9/30/2021	$12,086	$11,143	$11,015	$11,360
10/31/2021	$12,671	$11,140	$11,287	$11,650
11/30/2021	$12,038	$11,173	$10,794	$11,217
12/31/2021	$12,385	$11,144	$10,928	$11,257
1/31/2022	$12,573	$10,904	$11,132	$11,498
2/28/2022	$12,795	$10,782	$11,337	$11,788
3/31/2022	$13,891	$10,483	$12,058	$12,700
4/30/2022	$15,353	$10,085	$12,661	$13,448
5/31/2022	$15,274	$10,150	$12,616	$13,432
6/30/2022	$15,634	$9,991	$12,676	$13,645
7/31/2022	$15,218	$10,235	$12,355	$13,227
8/31/2022	$15,549	$9,946	$12,706	$13,660
9/30/2022	$16,473	$9,516	$13,187	$14,205
10/31/2022	$16,688	$9,393	$13,221	$14,271
11/30/2022	$15,283	$9,738	$12,561	$13,545
12/31/2022	$15,242	$9,694	$12,515	$13,533
1/31/2023	$14,888	$9,992	$12,394	$13,424
2/28/2023	$14,914	$9,734	$12,603	$13,710
3/31/2023	$13,823	$9,981	$11,915	$12,831
4/30/2023	$13,964	$10,042	$12,142	$13,093
5/31/2023	$14,043	$9,933	$12,302	$13,358
6/30/2023	$14,506	$9,897	$12,479	$13,534
7/31/2023	$14,468	$9,890	$12,410	$13,390
8/31/2023	$14,473	$9,827	$12,313	$13,320
9/30/2023	$15,142	$9,577	$12,646	$13,775
10/31/2023	$15,092	$9,426	$12,574	$13,635
11/30/2023	$14,337	$9,853	$12,092	$13,167
12/31/2023	$13,913	$10,230	$11,969	$13,059
1/31/2024	$14,225	$10,202	$12,091	$13,195
2/29/2024	$14,749	$10,058	$12,634	$13,842
3/31/2024	$15,581	$10,151	$12,986	$14,326
4/30/2024	$16,198	$9,894	$13,177	$14,613
5/31/2024	$16,142	$10,062	$13,037	$14,305
6/30/2024	$16,460	$10,157	$12,823	$14,010
7/31/2024	$15,883	$10,395	$12,572	$13,693
8/31/2024	$15,366	$10,544	$12,154	$13,235
9/30/2024	$15,514	$10,685	$12,313	$13,388
10/31/2024	$14,883	$10,420	$11,819	$12,962
11/30/2024	$15,033	$10,530	$12,005	$13,200
12/31/2024	$14,912	$10,358	$12,135	$13,367
1/31/2025	$15,102	$10,413	$12,263	$13,450
2/28/2025	$14,763	$10,642	$12,043	$13,102
3/31/2025	$14,526	$10,646	$11,897	$13,030
4/30/2025	$14,463	$10,688	$11,381	$12,453
5/31/2025	$14,486	$10,612	$11,328	$12,232
6/30/2025	$14,890	$10,775	$11,456	$12,350
7/31/2025	$14,799	$10,746	$11,441	$12,372
8/31/2025	$15,018	$10,875	$11,693	$12,521
9/30/2025	$15,849	$10,993	$12,123	$13,007
10/31/2025	$16,454	$11,062	$12,263	$13,163
11/30/2025	$16,807	$11,131	$12,370	$13,194
12/31/2025	$16,977	$11,114	$12,592	$13,353
1/31/2026	$17,597	$11,126	$13,114	$13,983
2/28/2026	$18,996	$11,308	$13,634	$14,464
3/31/2026	$18,285	$11,109	$13,384	$14,346
4/30/2026	$18,557	$11,122	$13,832	$14,717
5/31/2026	$18,810	$11,156	$13,852	$14,758
6/30/2026	$18,694	$11,183	$13,568	$14,616

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	25.54%	8.38%	9.15%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.58%
Morningstar Systematic Trend Category	18.44%	4.14%	4.36%
SG CTA Index	18.35%	5.29%	5.45%

Performance Inception Date			May 07, 2019
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 3,887,474,179
Holdings Count | Holding			18
Advisory Fees Paid, Amount			$ 13,475,859
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,887,474,179
# of Fund Holdings	18
Fund Turnover Rate	0%
Total Advisory Fees Paid	$13,475,859

Holdings [Text Block]

Asset Class Exposure

Table Summary
Value	Value
Fixed Income	-149.5%
Currencies	-73.5%
Commodities	0.0%
Emerging Market Equities	8.4%
US Equities	19.4%
International Developed Equities	19.8%

Fund Holdings

Table Summary
US 2YR NOTE (CBT) SEP26	(98.8%)
JPN YEN CURR FUT SEP26	(60.6%)
US 10YR NOTE (CBT)SEP26	(41.5%)
EURO FX CURR FUT SEP26	(12.9%)
US LONG BOND(CBT) SEP26	(9.2%)
GOLD 100 OZ FUTR AUG26	(6.0%)
WTI CRUDE FUTURE SEP26	6.0%
MSCI EMGMKT SEP26	8.4%
S+P500 EMINI FUT SEP26	19.4%
MSCI EAFE SEP26	19.8%
TREASURY BILL	77.3%

Material Fund Change [Text Block]
C000015260
Shareholder Report [Line Items]
Fund Name			iMGP Global Select Fund
Class Name			Institutional
Trading Symbol			MSEFX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 49
Expense Ratio, Percent	[9]		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  Over the trailing six months, the Fund was flat (0.17%) compared to the 9.69% gain for the MSCI World Index.

  An overweight to health care stocks detracted from relative returns in the first half of 2026.

  Security selection within the technology sector was a leading detractor due to broad underperformance by software stocks.

  Consumer discretionary stocks in the Fund outperformed and added value in the first half.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,436	$10,422	$10,403	$10,431
8/31/2016	$10,602	$10,431	$10,408	$10,466
9/30/2016	$10,651	$10,487	$10,475	$10,530
10/31/2016	$10,479	$10,284	$10,221	$10,351
11/30/2016	$11,057	$10,431	$10,304	$10,430
12/31/2016	$11,061	$10,681	$10,477	$10,655
1/31/2017	$11,437	$10,939	$10,764	$10,947
2/28/2017	$11,606	$11,242	$11,030	$11,254
3/31/2017	$11,574	$11,362	$11,166	$11,392
4/30/2017	$11,704	$11,530	$11,357	$11,569
5/31/2017	$11,762	$11,774	$11,604	$11,825
6/30/2017	$11,931	$11,820	$11,659	$11,878
7/31/2017	$12,295	$12,102	$11,926	$12,210
8/31/2017	$12,282	$12,119	$11,954	$12,257
9/30/2017	$12,672	$12,391	$12,179	$12,494
10/31/2017	$12,965	$12,626	$12,398	$12,753
11/30/2017	$13,179	$12,899	$12,632	$13,000
12/31/2017	$13,400	$13,074	$12,811	$13,210
1/31/2018	$14,312	$13,764	$13,434	$13,955
2/28/2018	$13,856	$13,194	$12,843	$13,369
3/31/2018	$13,568	$12,906	$12,670	$13,083
4/30/2018	$13,583	$13,055	$12,743	$13,208
5/31/2018	$13,772	$13,136	$12,803	$13,224
6/30/2018	$13,765	$13,130	$12,739	$13,153
7/31/2018	$14,165	$13,540	$13,111	$13,549
8/31/2018	$14,445	$13,708	$13,170	$13,656
9/30/2018	$14,354	$13,784	$13,189	$13,715
10/31/2018	$12,979	$12,772	$12,213	$12,687
11/30/2018	$13,281	$12,917	$12,417	$12,873
12/31/2018	$12,072	$11,935	$11,519	$11,966
1/31/2019	$13,430	$12,863	$12,411	$12,911
2/28/2019	$13,735	$13,250	$12,747	$13,256
3/31/2019	$13,767	$13,424	$12,892	$13,423
4/30/2019	$14,547	$13,900	$13,306	$13,876
5/31/2019	$13,486	$13,098	$12,550	$13,053
6/30/2019	$14,378	$13,961	$13,337	$13,908
7/31/2019	$14,451	$14,030	$13,344	$13,949
8/31/2019	$13,840	$13,743	$13,117	$13,618
9/30/2019	$13,984	$14,036	$13,371	$13,904
10/31/2019	$14,282	$14,393	$13,665	$14,285
11/30/2019	$14,941	$14,794	$13,983	$14,634
12/31/2019	$15,397	$15,237	$14,433	$15,149
1/31/2020	$15,204	$15,144	$14,232	$14,982
2/29/2020	$14,055	$13,864	$13,164	$13,771
3/31/2020	$11,607	$12,029	$11,328	$11,912
4/30/2020	$13,178	$13,344	$12,454	$13,188
5/31/2020	$13,958	$13,988	$13,016	$13,762
6/30/2020	$14,239	$14,358	$13,339	$14,202
7/31/2020	$14,871	$15,045	$14,002	$14,953
8/31/2020	$15,818	$16,050	$14,752	$15,868
9/30/2020	$15,310	$15,497	$14,367	$15,356
10/31/2020	$15,511	$15,021	$14,003	$14,983
11/30/2020	$17,503	$16,942	$15,660	$16,830
12/31/2020	$18,402	$17,660	$16,394	$17,611
1/31/2021	$18,304	$17,485	$16,303	$17,531
2/28/2021	$19,509	$17,933	$16,722	$17,937
3/31/2021	$19,994	$18,529	$17,251	$18,416
4/30/2021	$21,328	$19,392	$17,941	$19,222
5/31/2021	$21,387	$19,671	$18,261	$19,521
6/30/2021	$21,456	$19,964	$18,379	$19,778
7/31/2021	$21,545	$20,322	$18,520	$19,914
8/31/2021	$21,941	$20,828	$18,891	$20,413
9/30/2021	$21,308	$19,963	$18,067	$19,569
10/31/2021	$22,247	$21,094	$18,976	$20,568
11/30/2021	$20,962	$20,631	$18,458	$20,073
12/31/2021	$21,669	$21,513	$19,174	$20,876
1/31/2022	$20,332	$20,375	$18,188	$19,851
2/28/2022	$19,871	$19,860	$17,722	$19,338
3/31/2022	$19,536	$20,405	$17,999	$19,757
4/30/2022	$17,485	$18,710	$16,725	$18,175
5/31/2022	$17,462	$18,724	$16,843	$18,197
6/30/2022	$15,790	$17,102	$15,495	$16,663
7/31/2022	$17,024	$18,460	$16,535	$17,826
8/31/2022	$16,217	$17,688	$15,868	$17,170
9/30/2022	$14,315	$16,044	$14,427	$15,526
10/31/2022	$15,122	$17,196	$15,348	$16,463
11/30/2022	$16,517	$18,391	$16,612	$17,740
12/31/2022	$16,138	$17,610	$15,943	$17,042
1/31/2023	$17,361	$18,856	$17,043	$18,264
2/28/2023	$16,817	$18,403	$16,533	$17,740
3/31/2023	$17,285	$18,972	$16,955	$18,287
4/30/2023	$17,693	$19,304	$17,192	$18,550
5/31/2023	$17,089	$19,112	$16,855	$18,352
6/30/2023	$18,070	$20,267	$17,776	$19,417
7/31/2023	$18,629	$20,948	$18,293	$20,128
8/31/2023	$17,874	$20,448	$17,751	$19,565
9/30/2023	$17,044	$19,566	$16,996	$18,756
10/31/2023	$16,516	$18,998	$16,477	$18,192
11/30/2023	$18,040	$20,779	$17,874	$19,872
12/31/2023	$18,924	$21,799	$18,782	$20,826
1/31/2024	$18,688	$22,061	$18,754	$20,948
2/29/2024	$19,191	$22,996	$19,481	$21,847
3/31/2024	$19,505	$23,735	$20,092	$22,533
4/30/2024	$18,625	$22,854	$19,379	$21,790
5/31/2024	$18,861	$23,874	$20,195	$22,675
6/30/2024	$18,703	$24,360	$20,326	$23,180
7/31/2024	$19,662	$24,789	$20,787	$23,553
8/31/2024	$20,087	$25,444	$21,284	$24,152
9/30/2024	$20,322	$25,910	$21,667	$24,713
10/31/2024	$19,521	$25,396	$21,111	$24,158
11/30/2024	$20,527	$26,562	$21,826	$25,061
12/31/2024	$19,554	$25,870	$21,113	$24,468
1/31/2025	$20,295	$26,782	$21,850	$25,289
2/28/2025	$20,076	$26,590	$21,771	$25,137
3/31/2025	$19,436	$25,406	$21,037	$24,144
4/30/2025	$19,132	$25,632	$21,179	$24,369
5/31/2025	$19,908	$27,149	$22,329	$25,770
6/30/2025	$20,194	$28,320	$23,223	$26,927
7/31/2025	$20,026	$28,685	$23,315	$27,292
8/31/2025	$20,380	$29,433	$23,871	$27,966
9/30/2025	$20,649	$30,379	$24,550	$28,980
10/31/2025	$20,616	$30,988	$24,841	$29,628
11/30/2025	$20,447	$31,075	$24,933	$29,625
12/31/2025	$20,561	$31,327	$25,142	$29,934
1/31/2026	$20,457	$32,028	$25,865	$30,821
2/28/2026	$21,015	$32,262	$26,300	$31,217
3/31/2026	$19,201	$30,207	$24,579	$28,975
4/30/2026	$20,666	$33,105	$26,639	$31,923
5/31/2026	$21,154	$34,612	$27,602	$33,570
6/30/2026	$20,596	$34,363	$27,433	$33,301

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional	1.99%	(0.82%)	7.49%
MSCI World Index	21.34%	11.47%	13.14%
Morningstar Global Large-Stock Blend Category	18.13%	8.34%	10.62%
MSCI All Country World Index	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 77,608,319
Holdings Count | Holding			30
Advisory Fees Paid, Amount			$ 214,694
InvestmentCompanyPortfolioTurnover			51.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$77,608,319
# of Fund Holdings	30
Fund Turnover Rate	51%
Total Advisory Fees Paid	$214,694

Holdings [Text Block]

Region Weighting

Table Summary
Value	Value
North America	72.5%
Asia	14.2%
Europe	4.9%
South America	3.1%
Cash & Other Short-Term Investments	5.3%

Sector Weighting

Table Summary
Value	Value
Cash & Other Short-Term Investments	5.3%
Real Estate	1.1%
Energy	2.5%
Consumer Staples	2.8%
Materials	2.8%
Consumer Discretionary	8.0%
Communication Services	8.8%
Industrials	10.4%
Health Care	15.3%
Financials	15.4%
Information Technology	27.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Samsung Electronics Co. Ltd., Class (Preference Shares)	7.5%
Microsoft Corp.	5.8%
Aon PLC, Class A	5.1%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.7%
Visa, Inc., Class A	4.3%
Alphabet, Inc., Class A	4.0%
Eli Lilly & Co.	4.0%
Agilent Technologies, Inc.	3.6%
UnitedHealth Group, Inc.	3.5%

Material Fund Change [Text Block]
C000015261
Shareholder Report [Line Items]
Fund Name			iMGP International Fund
Class Name			Institutional
Trading Symbol			MSILX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 70
Expense Ratio, Percent	[10]		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  Over the trailing six months, the Fund was up 7.66% compared to the 9.44% gain for the MSCI EAFE Index.

  The Fund's overweight to the technology sector was a main driver of first half returns. Other sector allocations had minimal impact on relative returns.

  Security selection within the financials sector was the main detractor over the trailing six months.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,463	$10,507	$10,426
8/31/2016	$10,532	$10,514	$10,479
9/30/2016	$10,760	$10,643	$10,618
10/31/2016	$10,552	$10,426	$10,384
11/30/2016	$10,352	$10,218	$10,157
12/31/2016	$10,626	$10,567	$10,376
1/31/2017	$10,949	$10,874	$10,728
2/28/2017	$11,151	$11,030	$10,857
3/31/2017	$11,496	$11,333	$11,181
4/30/2017	$11,877	$11,622	$11,483
5/31/2017	$12,316	$12,048	$11,873
6/30/2017	$12,201	$12,027	$11,882
7/31/2017	$12,690	$12,374	$12,238
8/31/2017	$12,453	$12,369	$12,267
9/30/2017	$12,791	$12,677	$12,519
10/31/2017	$12,741	$12,869	$12,722
11/30/2017	$12,726	$13,004	$12,813
12/31/2017	$13,135	$13,213	$13,013
1/31/2018	$13,905	$13,876	$13,658
2/28/2018	$13,157	$13,249	$13,009
3/31/2018	$12,987	$13,011	$12,903
4/30/2018	$13,172	$13,308	$13,062
5/31/2018	$13,068	$13,009	$12,849
6/30/2018	$12,935	$12,850	$12,629
7/31/2018	$13,090	$13,166	$12,920
8/31/2018	$12,646	$12,912	$12,668
9/30/2018	$12,550	$13,024	$12,729
10/31/2018	$11,438	$11,987	$11,683
11/30/2018	$11,349	$11,972	$11,713
12/31/2018	$10,402	$11,391	$11,115
1/31/2019	$11,410	$12,139	$11,907
2/28/2019	$11,887	$12,449	$12,168
3/31/2019	$12,029	$12,527	$12,254
4/30/2019	$12,686	$12,880	$12,591
5/31/2019	$11,544	$12,261	$11,936
6/30/2019	$12,283	$12,988	$12,618
7/31/2019	$12,216	$12,824	$12,399
8/31/2019	$11,925	$12,491	$12,138
9/30/2019	$12,260	$12,849	$12,457
10/31/2019	$12,753	$13,311	$12,872
11/30/2019	$12,977	$13,461	$13,035
12/31/2019	$13,570	$13,899	$13,500
1/31/2020	$12,671	$13,608	$13,147
2/29/2020	$11,540	$12,378	$12,153
3/31/2020	$9,103	$10,726	$10,338
4/30/2020	$9,849	$11,419	$11,075
5/31/2020	$10,195	$11,916	$11,595
6/30/2020	$10,472	$12,322	$12,013
7/31/2020	$10,933	$12,609	$12,398
8/31/2020	$11,633	$13,257	$12,973
9/30/2020	$11,225	$12,913	$12,709
10/31/2020	$10,933	$12,397	$12,297
11/30/2020	$13,355	$14,319	$13,979
12/31/2020	$14,252	$14,985	$14,702
1/31/2021	$13,827	$14,825	$14,577
2/28/2021	$14,716	$15,158	$14,906
3/31/2021	$15,046	$15,506	$15,254
4/30/2021	$15,495	$15,973	$15,692
5/31/2021	$16,029	$16,494	$16,214
6/30/2021	$15,487	$16,308	$16,037
7/31/2021	$15,392	$16,431	$16,039
8/31/2021	$15,652	$16,721	$16,308
9/30/2021	$15,400	$16,235	$15,733
10/31/2021	$16,171	$16,635	$16,167
11/30/2021	$14,936	$15,860	$15,452
12/31/2021	$15,927	$16,673	$16,141
1/31/2022	$15,249	$15,867	$15,539
2/28/2022	$14,555	$15,586	$15,058
3/31/2022	$14,220	$15,687	$15,005
4/30/2022	$13,264	$14,672	$14,076
5/31/2022	$13,599	$14,782	$14,274
6/30/2022	$12,349	$13,410	$13,030
7/31/2022	$12,929	$14,078	$13,610
8/31/2022	$12,080	$13,410	$12,919
9/30/2022	$10,691	$12,155	$11,715
10/31/2022	$11,484	$12,809	$12,279
11/30/2022	$12,815	$14,252	$13,818
12/31/2022	$12,490	$14,263	$13,588
1/31/2023	$13,849	$15,418	$14,715
2/28/2023	$13,602	$15,096	$14,278
3/31/2023	$14,039	$15,471	$14,647
4/30/2023	$14,237	$15,907	$14,979
5/31/2023	$13,701	$15,234	$14,436
6/30/2023	$14,467	$15,927	$15,072
7/31/2023	$14,748	$16,443	$15,513
8/31/2023	$14,179	$15,813	$14,925
9/30/2023	$13,520	$15,273	$14,396
10/31/2023	$12,515	$14,654	$13,898
11/30/2023	$13,973	$16,014	$15,048
12/31/2023	$14,663	$16,864	$15,804
1/31/2024	$14,497	$16,961	$15,687
2/29/2024	$15,129	$17,272	$16,119
3/31/2024	$15,645	$17,840	$16,635
4/30/2024	$14,888	$17,383	$16,207
5/31/2024	$15,396	$18,057	$16,934
6/30/2024	$15,154	$17,765	$16,660
7/31/2024	$15,379	$18,286	$17,141
8/31/2024	$15,812	$18,881	$17,651
9/30/2024	$15,753	$19,055	$17,873
10/31/2024	$14,863	$18,019	$17,016
11/30/2024	$14,855	$17,917	$17,011
12/31/2024	$14,579	$17,509	$16,560
1/31/2025	$15,565	$18,429	$17,275
2/28/2025	$15,876	$18,787	$17,663
3/31/2025	$15,186	$18,711	$17,634
4/30/2025	$15,859	$19,568	$18,242
5/31/2025	$16,870	$20,463	$19,114
6/30/2025	$17,569	$20,914	$19,675
7/31/2025	$17,359	$20,621	$19,337
8/31/2025	$17,712	$21,500	$20,065
9/30/2025	$18,201	$21,911	$20,628
10/31/2025	$18,428	$22,169	$20,828
11/30/2025	$18,529	$22,307	$20,984
12/31/2025	$18,984	$22,976	$21,528
1/31/2026	$19,823	$24,175	$22,608
2/28/2026	$19,900	$25,293	$23,662
3/31/2026	$18,103	$22,691	$21,588
4/30/2026	$19,592	$24,381	$23,042
5/31/2026	$20,704	$25,129	$23,775
6/30/2026	$20,439	$25,146	$23,834

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional	16.33%	5.71%	7.41%
MSCI EAFE Index	20.23%	9.05%	9.66%
Morningstar Foreign Large Blend Category	21.13%	8.25%	9.07%

No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 96,538,749
Holdings Count | Holding			66
Advisory Fees Paid, Amount			$ 538,580
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$96,538,749
# of Fund Holdings	66
Fund Turnover Rate	52%
Total Advisory Fees Paid	$538,580

Holdings [Text Block]

Region Weighting

Table Summary
Value	Value
Europe	55.8%
Asia	27.4%
North America	9.3%
South America	2.2%
Africa	1.5%
Oceania	0.2%
Cash & Other Short-Term Investments	3.6%

Sector Weighting

Table Summary
Value	Value
Cash & Other Short-Term Investments	3.6%
Utilities	2.0%
Communication Services	4.8%
Materials	6.3%
Consumer Staples	8.4%
Health Care	10.4%
Consumer Discretionary	11.1%
Industrials	11.8%
Financials	19.3%
Information Technology	22.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
ASML Holding NV	3.1%
Tokyo Electron Ltd.	2.9%
AstraZeneca PLC	2.5%
Societe Generale SA	2.5%
Cie de Saint-Gobain SA	2.4%
Banca Monte dei Paschi di Siena SpA	2.4%
SAP SE	2.3%
STMicroelectronics NV	2.3%
MercadoLibre, Inc.	2.2%

Material Fund Change [Text Block]
C000244515
Shareholder Report [Line Items]
Fund Name			Polen Capital Global Growth ETF
Trading Symbol			PCGG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.
Material Fund Change Notice [Text Block]			THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Email			team@imgp.com
Additional Information Website			https://www.imgp.com/us/resources/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital Global Growth ETF	$40	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 40
Expense Ratio, Percent	[11]		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF fell 8.46% (NAV) over the trailing six months. This trailed the 11.25% return for its MSCI ACWI Index over the same period.

  Security selection within the technology sector was the main detractor as the market rewarded a narrow set of perceived AI infrastructure beneficiaries.

  The Portfolio did not own enough of what the market most aggressively rewarded and owned too much of what the market continued to ignore or penalize, including Software, Healthcare, and Financials businesses.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270
1/31/2025	$12,320	$12,961	$12,812
2/28/2025	$12,020	$12,883	$12,574
3/31/2025	$11,101	$12,374	$11,885
4/30/2025	$11,052	$12,489	$12,117
5/31/2025	$11,789	$13,207	$12,924
6/30/2025	$11,980	$13,800	$13,520
7/31/2025	$12,145	$13,987	$13,572
8/31/2025	$12,210	$14,332	$13,773
9/30/2025	$12,307	$14,852	$14,193
10/31/2025	$12,458	$15,184	$14,412
11/30/2025	$12,054	$15,182	$14,168
12/31/2025	$11,955	$15,341	$14,213
1/31/2026	$11,529	$15,796	$14,369
2/28/2026	$10,869	$15,999	$14,285
3/31/2026	$10,029	$14,850	$13,249
4/30/2026	$10,912	$16,360	$14,575
5/31/2026	$11,247	$17,205	$15,185
6/30/2026	$10,945	$17,067	$15,295

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 8/29/2023
ETF	(8.64%)	3.23%
MSCI All Country World Index	23.67%	20.74%
Morningstar Global Large-Stock Growth	13.13%	16.16%

Performance Inception Date			Aug. 29, 2023
No Deduction of Taxes [Text Block]			The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date				Aug. 14, 2026
Updated Performance Information Location [Text Block]			Visit imgp.com/us for the most recent performance information.
AssetsNet			$ 5,745,937
Holdings Count | Holding			34
Advisory Fees Paid, Amount			$ 327,950
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	$5,745,937
# of Fund Holdings	34
Fund Turnover Rate	34%
Total Advisory Fees Paid	$327,950

Holdings [Text Block]

Region Weighting

Table Summary
Value	Value
North America	69.7%
Asia	12.6%
Europe	11.9%
South America	2.3%
Cash & Other Short-Term Investments	3.5%

Sector Weighting

Table Summary
Value	Value
Cash & Other Short-Term Investments	3.5%
Real Estate	1.2%
Consumer Staples	2.1%
Health Care	6.9%
Consumer Discretionary	8.9%
Industrials	12.0%
Communication Services	14.0%
Financials	16.3%
Information Technology	35.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.4%
Alphabet, Inc., Class C	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5%
Eli Lilly & Co.	5.0%
Visa, Inc., Class A	4.8%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.5%
MasterCard, Inc., Class A	4.4%
Amazon.com, Inc.	4.0%
Tencent Holdings Ltd.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

At the recommendation of the iM Global Partner, the Trust’s investment adviser, the Board of Trustees of the Trust has approved the liquidation of the Fund. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through August 14, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

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